Other income, net	12 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Other income, net

19. Other income, net

The following table shows other income, net for the years ended June 30, 2023 and 2024, respectively:

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
Rental income(1)	49,482	54,830	69,306
Government subsidies	38,737	-	-
Other	773	37	46
Total	88,992	54,867	69,352

(1)	The Company’s subsidiary leased part of its office to an independent third party for the storage of goods. The period of the lease is less than one year.